Business segment information - Summary of sales and financial services revenue attributed to countries and areas based on location of external customers and non-current assets (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of geographical areas [line items]
Sales and financial services revenue:	¥ 11,539,837	¥ 9,921,513	¥ 8,998,661
Non-current assets	5,223,763	4,271,687
Japan [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	2,691,972	2,764,321	2,965,936
Non-current assets	1,875,354	1,592,981
United States [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	3,401,402	2,766,021	2,147,686
Non-current assets	2,417,228	1,830,602
Europe [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	2,190,311	1,870,091	1,817,854
Non-current assets	603,338	565,044
China [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	855,437	771,006	762,766
Non-current assets	34,322	34,029
Asia Pacific [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	1,563,414	1,149,261	861,623
Non-current assets	186,359	158,030
Other Areas [Member]
Disclosure of geographical areas [line items]
Sales and financial services revenue:	837,301	600,813	¥ 442,796
Non-current assets	¥ 107,162	¥ 91,001